Commitments (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) engine aircraft	Dec. 31, 2016 BRL (R$) engine aircraft
Leases
Number of aircrafts held in operating lease | aircraft	114	106
Number of engines held in operating lease | engine	17	16
Periodic lease payments for operating lease agreements	R$ 8,394.6	R$ 8,021.5
Lease expense	1,114.4	1,144.4
Cash impact of operating lease rentals	R$ 1,092.5	1,117.9
Minimum
Leases
Lease term	60 months
Maximum
Leases
Lease term	144 months
Not later than one year
Leases
Periodic lease payments for operating lease agreements	R$ 1,256.7	1,139.5
1 to 5 years
Leases
Periodic lease payments for operating lease agreements	4,577.6	4,235.1
Later than five years
Leases
Periodic lease payments for operating lease agreements	R$ 2,560.3	R$ 2,646.9